Cover Page	May 19, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 19, 2021
Entity Registrant Name	CEDAR FAIR, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9444
Entity Tax Identification Number	34-1560655
Entity Address, Address Line One	One Cedar Point Drive
Entity Address, City or Town	Sandusky
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44870-5259
City Area Code	419
Local Phone Number	626-0830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Units (Representing Limited Partner Interests)
Trading Symbol	FUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000811532
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the "Amendment") amends the Current Report on Form 8-K of Cedar Fair, L.P. ("the Partnership"), as initially filed with the Securities and Exchange Commission on May 19, 2021 (the "Original Form 8-K"). The Original Form 8-K reported the final voting results of the Partnership's annual meeting of unitholders held on May 19, 2021 (the "2021 Annual Meeting"). The purpose of this Amendment is to correct the final voting results to reflect 1,003 votes "For" each of the nominees and proposal 2, which were previously reported as "Broker Non-Votes", and to reflect 1,004 votes "For" proposal 3, of which 1,003 votes were previously reported as "Broker Non-Votes" and one vote was previously reported as "Abstain". Item 5.07 has been revised accordingly in this Amendment. No other changes have been made to the Original Form 8-K.